IDS Life
Variable
Annuity
Fund B

2001 SEMIANNUAL REPORT

Invests in a wide range
of securities with the
objective of long-term
capital appreciation for
contract owners.

Managed by IDS Life Insurance Company

(picture of) Anne Obermeyer
Anne Obermeyer
Portfolio manager

From Your Portfolio Manager: A Perspective
Despite periodic rallies, the stock market experienced a loss for the past six months. The performance of IDS Life Variable Annuity Fund B reflected the overall poor environment, as its accumulation unit value declined from $36.79 to $31.38 during the January through June 2001 period. The change represents a loss of 14.71%.

Stocks got off to a strong start last January, as a surprise interest-rate cut by the Federal Reserve sparked a sharp rally. But it wasn't long before concerns about a slowing economy and weakening corporate profits eroded investors' confidence, causing a steep market downturn from February through March.

Additional interest-rate cuts buoyed investors' spirits in April and May, lifting the stock market back to its level at the start of the year. Once again, though, concerns about the economy and profits overcame the optimism and drove the market back into negative territory for the period as a whole.

For the Fund, the performance pattern was similar. Because of the market's extreme volatility and the ongoing downward revisions to corporate profit forecasts, I took steps to position the Fund in a more conservative stance. In light of the particularly negative effect technology stocks had on performance, I reduced those holdings. Most of the cuts came in the telecommunications area, which has suffered a steep drop in demand. In conjunction with that, I shifted the tech emphasis to areas that perform best in the early stages of an improving economic cycle, such as semiconductors and software.

As for the rest of the fiscal year, several factors support my positive outlook. Most important, the Federal Reserve has cut short-term interest rates dramatically since the beginning of the year. In addition, modest tax rebates could stimulate consumer spending and, thus, the overall economy. Finally, prices on stocks of many high-quality companies are much lower than a year ago, giving them more room to rise.

I expect many business sectors to participate in an improving stock market -- not just technology. As a result, I have added stocks of a number of leading companies to the portfolio that should benefit from a pick-up in the economy. Some of them -- Marriott, America Online, Caterpillar, Best Buy and Bank America, for example -- began making positive contributions to performance in the first half of the year and are representative of the broad diversification in the portfolio.

Anne Obermeyer

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2   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

The 10 Largest Holdings

                                     Percent                  Value
                                 (of net assets)      (as of June 30, 2001)
Citigroup                             4.95%                $29,590,400
General Electric                      4.32                  25,837,500
American Intl Group                   4.10                  24,510,000
Medtronic                             3.81                  22,774,950
Microsoft                             3.28                  19,602,000
Pfizer                                2.75                  16,420,500
AOL Time Warner                       2.71                  16,165,000
Tyco Intl                             2.69                  16,087,528
Guidant                               2.38                  14,209,200
Intl Business Machines                2.36                  14,125,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 33.35% of net assets

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3   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

Statement of assets, liabilities and contract owners' equity

IDS Life Variable Annuity Fund B

June 30, 2001 (Unaudited)

Assets

Investments in securities, at value (Note 1)
   (identified cost $534,429,930)                                $605,200,440
Cash in bank on demand deposit                                         97,331
Dividends and interest receivable                                     141,308
Receivable for investment securities sold                           5,561,814
                                                                    ---------
Total assets                                                     $611,000,893
                                                                 ------------

Liabilities
Payable for contract terminations                                $    209,007
Payable for investment securities purchased                        13,253,150
Payable to IDS Life Insurance Company for:
Mortality and expense risk assurance fee                               16,443
Investment management fee                                               6,579
                                                                        -----
Total liabilities                                                $ 13,485,179
                                                                 ------------

Contract owners' equity
Contracts in accumulation period --
   18,605,410 units at $31.38 per unit (Note 5)                  $583,854,080
Contracts in payment period                                        13,661,634
                                                                   ----------
Total contract owners' equity                                     597,515,714
                                                                  -----------
Total liabilities and contract owners' equity                    $611,000,893
                                                                 ------------

See accompanying notes to financial statements.

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4   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT



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Statement of operations

IDS Life Variable Annuity Fund B

Six months ended June 30, 2001 (Unaudited) Investment income (loss) -- net
Income:
Dividends                                                       $   1,980,429
Interest                                                            1,466,353
   Less foreign taxes withheld                                        (19,954)
                                                                      -------
Total income                                                        3,426,828
                                                                    ---------
Expenses:
Mortality and expense risk assurance fee (Note 2)                   3,276,835
Investment management fee (Note 3)                                  1,311,160
                                                                    ---------
Total expenses                                                      4,587,995
                                                                    ---------
Investment income (loss) -- net                                    (1,161,167)
                                                                   ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on investments                            22,403,414
Net change in unrealized appreciation (depreciation)
   on investments                                                (128,790,986)
                                                                 ------------
Net gain (loss) on investments                                   (106,387,572)
                                                                 ------------
Net increase (decrease) in contract owners'
   equity from operations                                       $(107,548,739)
                                                                -------------

See accompanying notes to financial statements.

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5   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT



Statements of changes in contract owners' equity

IDS Life Variable Annuity Fund B

                                                                            Six months ended       Year ended
                                                                              June 30, 2001       Dec. 31, 2000
                                                                               (Unaudited)

Operations
Investment income (loss) -- net                                            $  (1,161,167)       $  (6,459,920)
Net realized gain (loss) on investments                                       22,403,414          390,638,129
Net change in unrealized appreciation (depreciation) on investments         (128,790,986)        (415,361,556)
                                                                            ------------         ------------
Net increase (decrease) in contract owners' equity from operations          (107,548,739)         (31,183,347)
                                                                            ------------          -----------

Contract transactions
Net contract purchase payments (Note 2)                                        1,384,676            2,896,390
Repayment of temporary withdrawals                                                    45                1,485
Net transfers from (to) fixed annuities                                       (1,412,529)           1,545,067
Actuarial adjustment for mortality assurance
   on annuities in payment period                                                     --                8,882
Contract termination payments and temporary withdrawals                      (39,579,055)        (133,769,495)
Annuity payments                                                              (1,052,019)          (2,774,236)
                                                                              ----------           ----------
Net increase (decrease) from contract transactions                           (40,658,882)        (132,091,907)
                                                                             -----------         ------------
Net increase (decrease) in contract owners' equity                          (148,207,621)        (163,275,254)
Contract owners' equity at beginning of period                               745,723,335          908,998,589
                                                                             -----------          -----------
Contract owners' equity at end of period                                   $ 597,515,714        $ 745,723,335
                                                                           -------------        -------------

See accompanying notes to financial statements.

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6   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

Notes to Financial Statements
IDS Life Variable Annuity Fund B

(Unaudited as to June 30, 2001)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
IDS Life Variable Annuity Fund B (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

Investments in securities
Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

Option contracts
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

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7   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the six months ended June 30, 2001, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding as of June 30, 2001.

Futures contracts
To gain exposure to or protect itself from market changes, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the six months ended June 30, 2001, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding as of June 30, 2001.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

There were no forward foreign currency exchange contracts outstanding as of June 30, 2001.

Federal income taxes
IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

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8   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

2. MORTALITY AND EXPENSE RISK ASSURANCE FEE AND SALES CHARGES
IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense risk assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1% of the average daily net assets of the Fund.

Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $46,103 for the six months ended June 30, 2001 and $101,024 for the year ended Dec. 31, 2000. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.

3. INVESTMENT MANAGEMENT AGREEMENT
The Fund has an Investment Management Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of the Fund. The investment management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4% of the average daily net assets of the Fund.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

4. SECURITY TRANSACTIONS AND BASIS FOR DETERMINING REALIZED GAIN AND LOSS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $276,136,985 and $304,053,669 for the six months ended June 30, 2001. Net realized gains and losses on investments are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life were $600 for the six months ended June 30, 2001.

5. ACCUMULATION UNITS
The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                                        Six months ended     Year ended
                                                          June 30, 2001     Dec. 31, 2000

Units outstanding at beginning of period                    19,808,839       22,892,980
Additions for contract purchase payments and repayments         42,378           69,129
Net transfers from (to) fixed annuities                        (48,147)          38,799
Deductions for contract terminations and withdrawals        (1,197,660)      (3,192,069)
                                                            ----------       ----------
Units outstanding at end of period                          18,605,410       19,808,839
                                                            ----------       ----------

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9   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT



6. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Dec. 31,                          2001(c)       2000         1999         1998         1997

Accumulation unit value at beginning of period      $36.79        $38.85       $29.29       $24.71       $20.26

Income from investment operations:

Net investment income (loss)                          (.06)         (.29)        (.29)        (.19)        (.16)

Net gains (losses) (both realized and unrealized)    (5.35)        (1.77)        9.85         4.77         4.61

Total from investment operations                     (5.41)        (2.06)        9.56         4.58         4.45

Accumulation unit value at end of period            $31.38        $36.79       $38.85       $29.29       $24.71

Total return(a)                                    (14.71%)       (5.30%)      32.64%       18.54%       21.96%

Ratios/supplemental data

Total contract owners' equity
     at end of period (000 omitted)               $597,516      $745,723     $908,999     $796,179     $758,172

Ratio of operating expenses
     to average daily net assets                     1.40%(b)      1.40%        1.40%        1.40%        1.40%

Ratio of net investment income (loss)
     to average daily net assets                     (.36%)(b)     (.71%)       (.89%)       (.73%)       (.72%)

Portfolio turnover rate                                45%           79%           6%          16%          29%



Notes to financial highlights
(a) Total return does not reflect payment of sales charge.
(b) Adjusted to an annual basis.
(c) Six months ended June 30, 2001 (Unaudited).

The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract holders are paying into the Fund they are called "accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5% investment rate) was $10.33 as of June 30, 2001, $12.32 as of Dec. 31, 2000, $13.46 as of Dec. 31, 1999,
$10.51 as of Dec. 31, 1998 and $9.17 as of Dec. 31, 1997. The value of an annuity unit (assuming a 5% investment rate) was $6.48 as of June 30, 2001, $7.78 as of Dec. 31, 2000, $8.63 as of Dec. 31, 1999, $6.83 as of Dec. 31, 1998
and $6.05 as of Dec. 31, 1997.

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10   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

Investments in Securities

IDS Life Variable Annuity Fund B

June 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (93.9%)
Issuer                                Shares                   Value(a)

Airlines (1.2%)
Southwest Airlines                   400,000                 $7,396,000

Banks and savings & loans (4.3%)
Bank of America                      180,000                 10,805,400
U.S. Bancorp                         368,900                  8,407,231
Wells Fargo                          140,000                  6,500,200
Total                                                        25,712,831

Beverages & tobacco (1.2%)
Coca-Cola                            160,000                  7,200,000

Communications equipment & services (3.1%)
American Tower Cl A                  230,000(b)               4,754,100
Brocade Communications Systems        35,000(b)               1,539,650
CIENA                                 70,000(b)               2,660,000
Nokia ADR Cl A                       370,000(c)               8,154,800
Sonus Networks                        70,000(b)               1,635,200
Total                                                        18,743,750

Computer software & services (3.9%)
Microsoft                            270,000(b)              19,602,000
VERITAS Software                      60,000(b)               3,991,800
Total                                                        23,593,800

Computers & office equipment (8.6%)
AOL Time Warner                      305,000(b)              16,165,000
Cisco Systems                        675,000(b)              12,285,000
EMC                                  100,000(b)               2,905,000
Intl Business Machines               125,000                 14,125,000
Sanmina                              250,000(b)               5,852,500
Total                                                        51,332,500

Electronics (6.4%)
Applied Materials                    135,000(b)               6,628,500
Applied Micro Circuits               100,000(b)               1,720,000
Intel                                370,000                 10,822,500
Maxim Integrated Products            177,400(b)               7,842,854
PMC-Sierra                            50,000(b)               1,553,500
Texas Instruments                    300,000                  9,450,000
Total                                                        38,017,354

Energy (3.8%)
Mirant                               170,000(b)               5,848,000
Murphy Oil                           100,000                  7,360,000
Stone Energy                         120,000(b)               5,316,000
Suncor Energy                        160,000(c)               4,112,000
Total                                                        22,636,000

Energy equipment & services (4.4%)
Halliburton                          300,000                 10,680,000
Schlumberger                         140,000                  7,371,000
Transocean Sedco Forex               200,000                  8,250,000
Total                                                        26,301,000

Financial services (7.3%)
Citigroup                            560,000                 29,590,400
Merrill Lynch                        100,000                  5,925,000
Schwab (Charles)                     515,000                  7,879,500
Total                                                        43,394,900

Health care (14.0%)
Amgen                                190,000(b)              11,529,200
Genentech                            125,000(b)               6,887,500
Guidant                              394,700(b)              14,209,200
Johnson & Johnson                    110,000                  5,500,000
Medtronic                            495,000                 22,774,950
Pfizer                               410,000                 16,420,500
Pharmacia                            150,000                  6,892,500
Total                                                        84,213,850

Health care services (1.1%)
AmeriSource Health Cl A              120,000(b)               6,636,000

Industrial equipment & services (1.0%)
Caterpillar                          120,000                  6,006,000

Insurance (4.1%)
American Intl Group                  285,000                 24,510,000

Leisure time & entertainment (2.1%)
Viacom Cl B                          240,000(b)              12,420,000

Media (3.8%)
Clear Channel Communications         150,000(b)               9,405,000
Sony ADR                              90,000(c)               5,922,000
USA Networks                         260,000(b)               7,329,400
Total                                                        22,656,400

Metals (2.4%)
Alcan Aluminum                       170,000(c)               7,143,400
Alcoa                                190,000                  7,486,000
Total                                                        14,629,400

See accompanying notes to investments in securities

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11   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

Issuer                                Shares                   Value(a)

Multi-industry conglomerates (11.0%)
Danaher                              150,000                 $8,400,000
General Electric                     530,000                 25,837,500
Minnesota Mining & Mfg                75,000                  8,557,500
Robert Half Intl                     275,000(b)               6,844,750
Tyco Intl                            295,184(c)              16,087,528
Total                                                        65,727,278

Restaurants & lodging (1.3%)
Marriott Intl Cl A                   160,000                  7,574,400

Retail (4.7%)
Best Buy                             155,000(b)               9,845,600
Home Depot                           160,000                  7,448,000
Safeway                              220,000(b)              10,560,000
Total                                                        27,853,600

Utilities -- electric (1.2%)
Dominion Resources                   120,000                  7,215,600

Utilities -- gas (1.8%)
Dynegy Cl A                          230,000                 10,695,000

Utilities -- telephone (1.2%)
Sprint (PCS Group)                   295,000(b)               7,124,250

Total common stocks
(Cost: $490,810,575)                                       $561,589,913

Short-term securities (7.3%)
Issuer                  Annualized             Amount          Value(a)
                     yield on date         payable at
                       of purchase           maturity

U.S. government agencies (7.2%)
Federal Home Loan Bank Disc Nts
     08-03-01                 3.80%        $4,800,000        $4,781,757
     08-10-01                 3.62          3,000,000         2,987,400
     08-10-01                 3.76            900,000           895,939
     08-15-01                 3.62          3,900,000         3,881,670
     09-07-01                 3.62          6,900,000         6,849,419
Federal Home Loan Mtge Corp Disc Nts
     07-24-01                 3.88          2,400,000         2,393,550
     08-14-01                 3.64          8,600,000         8,560,219
Federal Natl Mtge Assn Disc Nts
     07-18-01                 3.89          6,800,000         6,786,075
     08-03-01                 3.91          5,000,000         4,979,918
     08-14-01                 3.74          1,000,000           995,247
Total                                                        43,111,194

Commercial paper (0.1%)
Southern Company Funding
     07-11-01                 4.01            500,000(d)        499,333

Total short-term securities
(Cost: $43,619,355)                                         $43,610,527

Total investments in securities
(Cost: $534,429,930)(e)                                    $605,200,440

See accompanying notes to investments in securities.

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12   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of June 30, 2001, the value of foreign securities represented 6.93% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At June 30, 2001, the cost of securities for federal income tax purposes was $534,430,000 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $107,636,000
      Unrealized depreciation                                 (36,866,000)
                                                              -----------
      Net unrealized appreciation                            $ 70,770,000
                                                             ------------

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13   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL REPORT

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

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